Fees Summary	Mar. 31, 2026 USD ($)
Fees Summary [Line Items]
Total Fee Amount	$ 1,802.60
Interest Amount	0.00
Total Offset Amount	0.00
Net Fee	$ 1,802.60
Total Fee and Interest Amount	1,802.60